Party-in-Interest Transactions (Details) - SKYWEST, INC. EMPLOYEES' RETIREMENT PLAN - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Party-in-Interest Transactions
Notes receivable from participants	$ 15,374	$ 13,706
Participants
Party-in-Interest Transactions
Notes receivable from participants	$ 15,400	$ 13,700